Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials and components	$ 19,088	$ 24,407
Products in process	10,883	15,079
Finished products	12,398	12,001
Inventories	$ 42,369	$ 51,487